Consolidated Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Preferred Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001	$ 0.0001
Preferred Stock, Shares Authorized	10,000,000	10,000,000	10,000,000
Preferred Stock, Shares Issued	0	0	0
Preferred Stock, Shares Outstanding	0	0	0
Common Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001	$ 0.0001
Common Stock, Shares Authorized	490,000,000	490,000,000	490,000,000
Common Stock, Shares, Issued	43,577,543	43,487,279	25,973,406
Common Stock, Shares, Outstanding	43,030,885	43,487,279	25,973,406
Treasury stock, shares	546,658	0